Schedule of profit before tax expense (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Profit Before Tax
Auditor’s remuneration	$ 10,509	$ 7,118
Depreciation of property, plant and equipment	8,217	4,792
Amortization of right-of-use assets	21,598
Lease expenses for short-term and low value leases	5,675	12,021
Staff costs (Note 21)	13,116,595	11,962,190
Property, plant and equipment written off	4,666
Gain on disposal of property, plant and equipment		(1,443)
Net realized gain on foreign exchange	(1,004)
Interest income	(15,433)	(7,412)
Net unrealized loss on foreign exchange	$ 2,262	$ 260